Financial instruments (Details 1) - INR (₨) ₨ in Millions		Mar. 31, 2020	Mar. 31, 2019
Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	₨ (497)	₨ 292
Investment in MF [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		13,832	16,240
Investment in Equity [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		303	791
Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		1,993
Investment In Market Linked Debentures [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		1,993
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 1 of fair value hierarchy [member] | Investment in MF [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		13,832	16,240
Level 1 of fair value hierarchy [member] | Investment in Equity [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		303	791
Level 1 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		1,993
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	(497)	292
Level 2 of fair value hierarchy [member] | Investment in MF [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment in Equity [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 3 of fair value hierarchy [member] | Investment in MF [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment in Equity [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		0	₨ 0
Level 3 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member] | Recurring fair value measurement [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset		₨ 0

[1]	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.